Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of balances of consolidated financial statements of VIEs
	As of December 31,
	2021	2022
	RMB	RMB
ASSETS
Current assets
Cash and cash equivalents	334,557	125,444
Prepaid expenses and other current assets	2,822	2,614
Assets of disposal group	300,539	-
Total current assets	637,918	128,058
Property and equipment, net	263	105
Operating lease right-of-use assets	1,056	809
Other non-current assets	140	141
Assets of disposal group, non-current	38,269	-
TOTAL ASSETS	677,646	129,113
Accrued payroll and other human resource expenses	2,102	4,915
Deferred revenue, current	76,380	33,508
Refund liabilities	64,592	15,688
Operating lease liabilities, current	494	651
Other current liabilities	9,408	24,845
Liabilities of disposal group	3,031,942	-
Total current liabilities	3,184,918	79,607
Operating lease liabilities, non-current	642	142
Liabilities of disposal group, non-current	11,120	-
TOTAL LIABILITIES	3,196,680	79,749

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Net revenues from continuing operations	215,750	299,296	97,366
Net revenues from discontinued operations	3,802,597	4,105,036	93,898
Net loss from continuing operations	(273,065)	(195,021)	(75,899)
Net (loss) income related to discontinued operations	(142,101)	(552,659)	2,286,526
Net cash used in continuing operating activities	(142,305)	(325,600)	(144,992)
Net cash generated from (used in) discontinued operating activities	568,060	(2,260,442)	(427,476)
Net cash generated from continuing investing activities	117,955	666,282	42,863
Net cash (used in) generated from discontinued investing activities	(348,218)	76,900	(1,005,878)
Net cash generated from continuing financing activities	-	380	-
Net cash (used in) generated from discontinued financing activities	(2,025)	1,583,339	1,238,979

Schedule of estimated useful lives
Category	Estimated useful life
Electronic equipment	3 years
Vehicles	3 years

Schedule of disaggregated revenue by course programs
	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Revenues from continuing operations:
Zhangmen Kids	200,059	237,762	86,212
Others	15,691	61,534	11,154
	215,750	299,296	97,366